UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
             Washington, D.C. 20549

                    Form 13F

              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
Check here if Amendment  [  ]; Amendment Number:

     This Amendment (Check only one.):
                                                [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Baskin Financial Services Inc
Address: 95 St. Clair Ave West, Toronto ON  M4V 1N6

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David P. Baskin
Title:    President

Phone:    416-969-9540

Signature, Place, and Date of Signing:

  /s/ David P. Baskin       Toronto, ON        March 31, 2013

  -----------------------------      -------------        ----------------
          [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

        Form 13F Information Table Entry Total:                       34

        Form 13F Information Table Value Total:            181188 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

Baskin Financial Services Inc
                                                             FORM 13F
                                                           March 31, 2013


NAME OF ISSUER                                  TITLE OF CLCUSIP        VALUE (x100SHRS/PRN AMTSH/PRN   O/M INVEST. DIVOTING AU
Abbott Laboratories                             CS         002824100           1993       55584SH           SOLE      None
AbbVie Inc                                      CS         00287Y109           2195       53032SH           SOLE      None
Apple Inc.                                      CS         037833100           7943       17671SH           SOLE      None
Bank of Nova Scotia                             CS         064149107          10025      169625SH           SOLE      None
BCE Inc.                                        CS         05534B760          10316      217363SH           SOLE      None
Brookfield Asset Management                     CS         112585104           9733      262447SH           SOLE      None
Brookfield Infrast. Partners LP                 CS         G16252101           9555      246537SH           SOLE      None
Canadian Natural Resources                      CS         136385101           4824      148146SH           SOLE      None
Cisco Systems                                   CS         17275R102           2550      120245SH           SOLE      None
CSX Corp                                        CS         126408103           5158      206237SH           SOLE      None
Dr Pepper Snapple Group                         CS         26138E109           3617       75875SH           SOLE      None
Energizer Holdings Inc                          CS         29266R108           1715       16925SH           SOLE      None
JP Morgan Chase & Co                            CS         46625H100           6770      140440SH           SOLE      None
Just Energy Group Inc                           CS         48213W101             41        6147SH           SOLE      None
Kraft Foods Group Inc.                          CS         50075N104            752       14379SH           SOLE      None
Magna International Cl A                        CS         559222401           6419      107505SH           SOLE      None
Methanex Corp.                                  CS         59151K108           5263      127239SH           SOLE      None
Microsoft Corp.                                 CS         594918104           4121      142003SH           SOLE      None
Molson Coors Brewing Cls. B                     CS         60871R209           3903       78598SH           SOLE      None
Oaktree Capital Group, LLC                      CS         674001201           6797      131140SH           SOLE      None
Pembina Pipeline Corp                           CS         706327103           9949      309925SH           SOLE      None
Potash Corp. Sask                               CS         73755L107           5385      134997SH           SOLE      None
Progressive Waste Solutions                     CS         74339G101           5375      249909SH           SOLE      None
Rogers Communications Inc. Cls B                CS         775109200           9747      187852SH           SOLE      None
Royal Bank of Canada                            CS         780087102           1937       31661SH           SOLE      None
SABESP Corp. (Brazil)                           CS         20441A102           3922       81100SH           SOLE      None
Staples Inc.                                    CS         855030102           4414      323750SH           SOLE      None
Suncor Energy                                   CS         867224107           5405      177552SH           SOLE      None
Telus Corp.                                     CS         87971M103           7330      104481SH           SOLE      None
Teva Pharmaceuticals                            CS         881624209           2673       66395SH           SOLE      None
Tim Hortons                                     CS         88706M103           7191      130245SH           SOLE      None
Toronto Dominion Bank                           CS         891160509           1315       15548SH           SOLE      None
TransCanada Corp.                               CS         89353D107           7171      147857SH           SOLE      None
Viacom Inc                                      CS         92553P201           5684       91030SH           SOLE      None


